Condensed Statements of Cash Flows - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 325,823	$ (439,210)	$ (10,965)	$ (1,727,335)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in value of investments held in Trust Account	(3,089,394)	226,760	0	(4,442,480)
Changes in operating assets and liabilities:
Prepaid expenses	47,792	(923,011)	0	(500,417)
Accounts payable	149,062	8,215	0	105,642
Accrued expenses	1,476,601	(10,000)	10,000	3,104,483
Franchise tax payable	(150,050)	49,145	905	199,145
Income tax payable	638,273	0	0	890,770
Net cash used in operating activities	(601,893)	(1,088,101)	(60)	(2,370,193)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	0	(320,993,750)	0	(320,993,750)
Cash withdrawn from Trust Account for tax payments	200,050	0
Net cash provided by (used in) investing activities	200,050	(320,993,750)	0	(320,993,750)
Cash Flows from Financing Activities:
Proceeds form issuance of Class B common stock to Sponsor			25,000	0
Proceeds from note payable to related party	0	161,543	85,000	161,543
Repayment of note payable to related party	0	(241,543)	(5,000)	(241,543)
Proceeds received from initial public offering, gross	0	316,250,000	0	316,250,000
Proceeds received from private placement	0	12,223,750	0	12,223,750
Offering costs paid (net of reimbursement from underwriter)	0	(4,597,351)	(60,201)	(4,597,351)
Net cash provided by financing activities	0	323,796,399	44,799	323,796,399
Net Change in Cash	(401,843)	1,714,548	44,739	432,456
Cash – Beginning of period	477,195	44,739	0	44,739
Cash – End of period	75,352	1,759,287	44,739	477,195
Non-Cash investing and financing activities:
Offering costs included in accrued expenses	0	70,000	290,000	70,000
Reversal of accrued offering costs	$ 0	$ (290,000)	$ 0	$ 290,000